HEDGE ACCOUNTING - Changes in the fluctuation (Details)	12 Months Ended
	Dec. 31, 2019 item	Dec. 31, 2018 item	Dec. 31, 2017 item
Disclosure of detailed information about hedges [abstract]
Value of US 1	3,277.14	3,249.75	2,984.00
Variation	27.39	265.75	(16.71)